Goodwill and Other Intangible Assets (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Apr. 02, 2011
Intangible assets subject to amortization:
Gross Carrying Value	$ 398,388,000		$ 397,193,000
Accumulated Amortization	(198,942,000)		(182,508,000)
Net Carrying Value	199,446,000		214,685,000
Amortization of intangible assets	16,434,000	17,680,000
Future amortization expense of definite-lived intangible assets
Remainder of 2013	49,200,000
2014	61,300,000
2015	59,300,000
2016	28,500,000
2017	1,100,000
Impairment of goodwill	256,700,000	0
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	49,300,000			0.59
Goodwill	122,715,000		379,415,000
Customer relationships
Intangible assets subject to amortization:
Gross Carrying Value	363,156,000		361,961,000
Accumulated Amortization	(175,148,000)		(160,513,000)
Net Carrying Value	188,008,000		201,448,000
Weighted average amortization period (in years)	5 years 3 months 18 days
Developed Technology and Software
Intangible assets subject to amortization:
Gross Carrying Value	24,311,000		24,311,000
Accumulated Amortization	(15,818,000)		(14,801,000)
Net Carrying Value	8,493,000		9,510,000
Weighted average amortization period (in years)	3 years 10 months 24 days
Trade names
Intangible assets subject to amortization:
Gross Carrying Value	9,121,000		9,121,000
Accumulated Amortization	(6,978,000)		(6,345,000)
Net Carrying Value	2,143,000		2,776,000
Weighted average amortization period (in years)	3 years 3 months 18 days
Other
Intangible assets subject to amortization:
Gross Carrying Value	1,800,000		1,800,000
Accumulated Amortization	(998,000)		(849,000)
Net Carrying Value	$ 802,000		$ 951,000
Weighted average amortization period (in years)	4 years 4 months 24 days